Results of Operations (Parenthetical) (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Extractive Industries [Abstract]
Effective Tax Rate	(3.60%)	0.50%	5.70%	36.10%	63.50%